Intangibles, Net - Schedule of Estimated Amortization Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
2018	$ 43,795
2019	43,795
2020	43,795
2021	43,795
2022	43,795
Thereafter	1,534,932
Total intangibles, net	1,753,907	$ 1,686,211
Tang Dynasty Investment Group Limited [Member]
2018	43,795
2019	43,795
2020	43,795
2021	43,795
2022	43,795
Thereafter	1,534,932
Total intangibles, net	$ 1,753,907